Schedule I—Condensed Financial Information of Registrant - Condensed Statements of Operations (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating costs and expenses
Operating and maintenance expense									$ 126,878	$ 62,406	$ 63,161
General and administrative expense									13,200	15,079	13,807
General and administrative expense—affiliate									89,523	122,312	101,369
Depreciation and amortization expense									155,621	65,704	58,601
Total operating costs and expenses									849,804	266,986	268,183
Other income (expense)
Interest expense, net of capitalized interest									(356,900)	(184,600)	(177,032)
Derivative gain, net									5,544	(41,722)	(119,401)
Other income									1,549	662	217
Total other expense									(421,631)	(321,933)	(410,551)
Net loss	$ 85,345	$ (81,509)	$ (100,125)	$ (74,906)	$ (56,040)	$ (24,132)	$ (60,043)	$ (178,676)	(171,195)	(318,891)	(410,036)
Parent Company [Member]
Operating costs and expenses
Operating and maintenance expense									5,326	2,905	0
General and administrative expense									3,927	2,760	3,383
General and administrative expense—affiliate									11,704	11,546	11,556
Depreciation and amortization expense									632	72	0
Total operating costs and expenses									21,589	17,283	14,939
Other income (expense)
Interest expense, net of capitalized interest									(22,858)	0	0
Derivative gain, net									11,478	0	0
Other income									351	173	162
Equity loss of affiliates									(138,577)	(301,781)	(395,259)
Total other expense									(149,606)	(301,608)	(395,097)
Net loss									$ (171,195)	$ (318,891)	$ (410,036)